DEBT AND CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Short Term Borrowings From Commercial Paper
Short-term debt
Short term variable rate borrowings from commercial paper	$ 0	$ 187
Weighted average interest rate	0.40%	0.40%
Uncommitted lines of credit
Short-term debt
Weighted average interest rate	11.20%	11.20%
Uncommitted lines of credit	371	411
Short term borrowings outstanding	$ 73.9	$ 81.1